Cover	Nov. 23, 2022
Cover [Abstract]
Entity Registrant Name	Infinite Group, Inc.
Entity Central Index Key	0000884650
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 23, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1490422
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-21816
Entity Address Address Line 1	175 Sully’s Trail
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Pittsford
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14534
City Area Code	585
Local Phone Number	385-0610